UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21728

                      AETOS CAPITAL OPPORTUNITIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

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ITEM 1.    REPORTS TO STOCKHOLDERS.

AETOS CAPITAL OPPORTUNITIES FUND, LLC


Financial Statements

July 31, 2005




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                                TABLE OF CONTENTS

Statement of Assets and Liabilities............................................1
Statement of Operations........................................................2
Statement of Changes in Members' Capital.......................................3
Statement of Cash Flows........................................................4
Financial Highlights...........................................................5
Notes to Financial Statements..................................................6
Approval of Investment Advisory Agreement......................................9





























The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Fund's Form N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                  Aetos Capital Opportunities Fund, LLC
                   Statement of Assets and Liabilities

                              July 31, 2005
                               (Unaudited)


           ASSETS
           Cash and cash equivalents                           $83,314
           Due from Investment Manager                          28,911
           Deferred offering costs                              36,972
                                                              --------
              Total assets                                     149,197
                                                              --------

           LIABILITIES
           Other accrued expenses                               28,407
                                                              --------
              Total liabilities                                 28,407
                                                              --------

              NET ASSETS                                      $120,790
                                                              ========

           MEMBERS' CAPITAL
           Net capital                                        $120,790
                                                              --------
               Members' Capital                               $120,790
                                                              ========
















    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Aetos Capital Opportunities Fund, LLC
                             Statement of Operations

                For the period May 27, 2005 through July 31, 2005
                                   (Unaudited)

          Expenses:
              Professional fees                                       $25,067
              Registration fees                                         2,119
              Printing fees                                             1,801
                                                                      -------
                    Total expenses                                     28,987
                                                                      -------
                    Fund expenses reimbursed                          (28,911)
                                                                      -------
          Net expenses                                                     76
                                                                      -------
          Net investment loss                                             (76)
                                                                      -------
          Net decrease in Members' Capital derived from operations    $   (76)
                                                                      =======





















    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Aetos Capital Opportunities Fund, LLC
                    Statement of Changes in Members' Capital

                For the period May 27, 2005* through July 31, 2005
                                   (Unaudited)



        From operations:
           Net investment loss                                         $(76)
                                                                   --------

        Members' Capital transactions:
           Proceeds from sales of Interests                         120,866
                                                                   --------
        Net increase in Members' Capital derived from capital
            transactions                                            120,866
                                                                   --------
        Net increase in Members' Capital                            120,790
        Members' Capital at beginning of period                          --
                                                                   --------
        Members' Capital at end of period                          $120,790
                                                                   ========

        *Inception date
















    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               3

                      Aetos Capital Opportunities Fund, LLC
                             Statement of Cash Flows

                For the period May 27, 2005 through July 31, 2005
                                   (Unaudited)

 CASH FLOWS USED IN OPERATING ACTIVITIES
 Net investment loss                                       $    (76)
 Adjustments to reconcile net investment loss to net cash
     used in operating activities:
        Increase in due from Investment Manager             (28,911)
        Increase in deferred offering costs                 (36,972)
        Increase in other accrued expenses                   28,407
                                                           --------
 Net cash used in operating activities                      (37,552)
                                                           --------

 CASH FLOWS FROM FINANCING ACTIVITIES
 Sales of Interests                                         120,866
                                                           --------
 Net cash provided by financing activities                  120,866
                                                           --------

 Net increase in cash and cash equivalents                   83,314
 Cash and cash equivalents, beginning of period                  --
                                                           --------
 Cash and cash equivalents, end of period                   $83,314
                                                           ========
















    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               4

                      Aetos Capital Opportunities Fund, LLC
                              Financial Highlights

                                                5/27/05*-
                                                7/31/05
                                              (unaudited)
                                             -------------
       Total return                              (0.06)(1)

       Net assets, end of period (000's)         $ 121

       Ratios to average net assets:
         Expenses, before waivers and
           reimbursements                       132.65%(2)
         Expenses, net of waivers and
           reimbursements                         0.35%(2)
         Net investment loss, before waivers
           and reimbursements                  (132.65)(2)
         Net investment loss, net of waivers
           and reimbursements                    (0.35)(2)


*   Inception date.
(1) Total return is for the period indicated and has not been annualized.
(2) Annualized.












    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               5

                      Aetos Capital Opportunities Fund, LLC
                          Notes to Financial Statements

                                  July 31, 2005
                                   (Unaudited)
1. ORGANIZATION

The Aetos Capital Opportunities Fund, LLC (the "Fund") was formed on March 10, 2005 in the State of Delaware as a limited liability company. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.

On March 30, 2005, the Fund's Board of Managers (the "Board") approved an Investment Advisory Agreement with Aetos Alternatives Management, LLC (the "Investment Manager") to serve as the Fund's investment manager.

The Fund is a fund-of-funds. The investment objective of the Fund is to seek capital appreciation by investing its assets among a select group of alternative asset managers employing different absolute return investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital.

The Fund has had no operations other than those relating to organizational matters and the sale and issuance of limited liability company interests in the Fund to one investor, Aetos Capital, LLC, the Managing Member of the Investment Manager.

The Fund may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. The Fund may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies of the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Fund Expenses

Costs incurred in connection with the organization of the Funds totaling $20,866 have been expensed as of the date of the Statement of Assets and Liabilities. These costs were principally comprised of legal, audit and regulatory filing fees.

              Notes to Financial Statements (continued) (unaudited)

Costs incurred with the initial registration and offering of Interests in the Funds totaling $45,093 have been deferred and are to be amortized over a period of up to one year, upon the commencement of operations.

C. Allocation of Net Profits or Net Losses

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage of the Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Fund during the fiscal period, before giving effect to any repurchases of Interest in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

D. Income Taxes

The Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

E. Organizational Expenses

Current guidelines followed by the American Institute of Certified Public Accountants require that organizational expenses be expensed as incurred. To achieve a more equitable distribution of the impact of organizational and initial offering expenses among the Members, it is anticipated that an amount equal to these expenses incurred by the Fund will be allocated among and credited to or debited from the capital accounts of Members of the Fund based on the percentage that a Member's contributed capital to the Fund bore to the total capital contributed to the Fund by all Members as of December 31, 2005. The Fund also will bear certain ongoing offering costs associated with any periodic offers of Fund Interests.

F. Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Fund will pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the Fund's net asset value as of the last day of the month (before any repurchase of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Fund, and for providing various administrative services to the Fund.

              Notes to Financial Statements (concluded) (unaudited)

The Investment Manager has contractually agreed to reimburse the Fund in order to limit the Fund's other expenses (defined as total operating expenses excluding the Management Fee) at 0.35% of the Fund's average monthly net assets, at least until May 31, 2006.

The Investment Manager may also be paid a Program Fee outside of the Fund for services rendered to investors. The Program Fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Fund. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Fund based on the return of an investor's account with the Investment Manager.

SEI Investments Global Fund Services (the "Administrator") provides certain administrative, accounting and investor services for the Fund. In consideration for such services, the Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian a monthly fee based on month-end net assets at an annual rate of up to 0.01%.

4. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety or representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. SUBSEQUENT EVENTS

Through September 1, 2005, the Fund received $26,921,397 in contributions.

              Approval of Investment Advisory Agreement (unaudited)

The Fund's Board (including a majority of the Independent Board Members) unanimously approved the Fund's Advisory Agreement between the Fund and the Investment Manager at a meeting held in person on March 30, 2005. The Advisory Agreement was also approved by the then sole Member of the Aetos Capital Opportunities Fund. The Fund's Advisory Agreement has an initial term of two years from the date of its execution.

In approving the Fund's Advisory Agreement, the Fund's Board of Managers, including the Independent Board Members, considered the nature, quality and scope of the services to be provided by the Investment Manager, the fees and expenses of the Fund compared to the other Funds and other similar investment companies, the Investment Manager's anticipated expenses in providing the services, the anticipated profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale were anticipated to be shared with the Fund. The Independent Board Members reviewed reports from third parties and management about the foregoing factors and changes, if any, in such items since the Board Members' deliberations in connection with the prior approval of each other Fund's Advisory Agreement.

In particular, the Independent Board Members noted that the Fund intends to invest in Portfolio Funds featuring any or all of the following characteristics:
(i) limited (or no) operating history; (ii) have not yet attracted significant attention from the institutional investment industry; and (iii) fewer assets under management than the Portfolio Funds in which the other Funds typically invest. The Independent Board Members noted that information regarding such Portfolio Funds is often not readily available, and that the process of identifying appropriate investment opportunities and performing the related due diligence review would require additional efforts on the part of the Investment Manager beyond those used in identifying more seasoned investment opportunities. The Independent Board Members noted that the amount and nature of such work likely to be required on the part of the Investment Manager would exceed the work typically performed by the Investment Manager on behalf of each other Fund. Finally, the Independent Board Members noted that the proposed Management Fee for the Fund was lower than the management fee for most investment companies similar to the Fund.

The Independent Board Members noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager. The Independent Board Members weighed the foregoing factors in light of the advice given to them by legal counsel to the Fund as to the law applicable to the review of investment advisory contracts. Based upon its review, the Fund's Board of Managers, including all of the Independent Board Members, determined, in the exercise of its business judgment, that approval of the Advisory Agreement with respect to the Fund was in the best interests of the Fund and its Members.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies filing an annual report on this Form for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Aetos Capital Opportunities Fund, LLC


By (Signature and Title)*              /s/ Michael F. Klein
                                       --------------------
                                       Michael F. Klein, President

Date: 09/28/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Michael F. Klein
                                       --------------------
                                       Michael F. Klein, President

Date: 09/28/05


By (Signature and Title)*              /s/ Scott D. Sawyer
                                       -------------------
                                       Scott D. Sawyer, Treasurer

Date: 09/28/05

* Print the name and title of each signing officer under his or her signature.